EQUITY AND STOCK-BASED COMPENSATION - Stock Options (Details) - Stock options - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Sep. 26, 2015	Jan. 02, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SPX stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (in shares)		34,000			0	0
Weighted-average exercise price per share (in dollars per share)		$ 85.87
Maximum contractual term		10 years
Weighted-average grant-date fair value (in dollars per share)		$ 27.06
Period of historical volatility				6 years
Vesting period				3 years
SPX FLOW stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (in shares)			371,000	371,000
Weighted-average exercise price per share (in dollars per share)			$ 61.29	$ 61.29
Weighted-average grant-date fair value (in dollars per share)				$ 19.33
Conversion (in shares)	396,000
Forfeitures (in shares)			25,000
Exercisable (in shares)			242,000	242,000
Unrecognized compensation cost			$ 0.9	$ 0.9
Unrecognized compensation cost, period for recognition				2 years 1 month 6 days